17. RELATED PARTIES TRANSACTIONS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total related parties [member]
Disclosure of transactions between related parties [line items]
Dividends received	$ 35	$ 76	$ 20
Other [member]
Disclosure of transactions between related parties [line items]
Dividends received	1	1
CIESA/TGS [member]
Disclosure of transactions between related parties [line items]
Dividends received		53	19
OCP [member]
Disclosure of transactions between related parties [line items]
Dividends received	21	6
Citelec [member]
Disclosure of transactions between related parties [line items]
Dividends received	13	16
EMESA [member]
Disclosure of transactions between related parties [line items]
Dividends received